Supplemental information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental information
Summary of changes in non-working capital

Changes in non-cash working capital was comprised of the following:

	Year Ended
	Dec 31, 2023	Dec 31, 2022
Changes in:
Accounts receivable	130,725	(45,067)
Crude oil inventory	(37,676)	413
Prepaid expenses	76,452	(45,617)
Accounts payable and accrued liabilities	(101,074)	40,786
Income taxes payable	(42,953)	304,516
Dividends payable	3,169	—
Working capital assumed in acquisitions	(109,134)	—
Foreign exchange	7	(12,046)
Changes in non-cash working capital	(80,484)	242,985

Changes in non-cash operating working capital	(61,117)	216,869
Changes in non-cash investing working capital	(19,367)	26,116
Changes in non-cash working capital	(80,484)	242,985

Schedule of components of cash and cash equivalents

Cash and cash equivalents was comprised of the following:

	As at
	Dec 31, 2023	Dec 31, 2022
Cash on deposit with financial institutions	140,795	13,701
Guaranteed investment certificates	661	135
Cash and cash equivalents	141,456	13,836

Summary of wages and benefits

Wages and benefits included in operating expenses and general and administration expenses were:

	Year Ended
	Dec 31, 2023	Dec 31, 2022
Operating expense	87,418	75,165
General and administration expense	61,550	45,525
Wages and benefits	148,968	120,690

Summary of contractual obligations and commitments

As at December 31, 2023, we had the following contractual obligations and commitments:

($M)	Less than 1 year	1 - 3 years	3 - 5 years	After 5 years	Total
Long-term debt(1)	58,690	480,682	72,743	583,597	1,195,712
Lease obligations(2)	58,034	80,281	53,839	43,907	236,061
Processing and transportation agreements	42,127	54,205	27,493	151,777	275,602
Purchase obligations	32,087	13,519	2,374	105	48,085
Drilling and service agreements	18,572	49,784	—	—	68,356
Total contractual obligations and commitments	209,510	678,471	156,449	779,386	1,823,816
(1)	Includes interest on senior unsecured notes.
(2)	Includes undiscounted IFRS 16 - Leases obligations of $59.7 million recognized in the financial statements as at December 31, 2023, future undiscounted IFRS 16 - leases due to commence in 2024 of $117.5 million, and surface lease rental commitments of $56.5 million and other of $2.4 million that are not considered leases under IFRS 16 and are not represented on the balance sheet.
(3)	Commitments denominated in foreign currencies have been translated using the related spot rates on December 31, 2023.

Summary of outstanding risk management positions

The following tables summarize Vermilion’s outstanding risk management positions as at December 31, 2023:

				Weighted		Weighted		Weighted		Weighted	Daily	Weighted
			Daily	Average		Average		Average	Daily	Average	Bought	Average
			Bought Put	Bought Put	Daily Sold	Sold Call	Daily Sold	Sold Put	Sold Swap	Sold Swap	Swap	Bought
	Unit	Currency	Volume	Price	Call Volume	Price	Put Volume	Price	Volume	Price	Volume	Swap Price
WTI
Q1 2024	bbl	USD	—	—	—	—	—	—	12,500	79.00	—	—
Q2 2024	bbl	USD	—	—	—	—	—	—	9,500	80.11	—	—
Q3 2024	bbl	USD	—	—	—	—	—	—	9,500	80.11	—	—
AECO
Q1 2024	mcf	CAD	4,739	3.17	4,739	4.22	—	—	4,739	3.69	—	—
Q2 2024	mcf	CAD	4,739	3.17	4,739	4.22	—	—	19,904	3.14	—	—
Q3 2024	mcf	CAD	4,739	3.17	4,739	4.22	—	—	19,904	3.14	—	—
Q4 2024	mcf	CAD	4,739	3.17	4,739	4.22	—	—	9,849	3.31	—	—
Q1 2025	mcf	CAD	4,739	3.17	4,739	4.22	—	—	23,695	3.89	—	—
Q2 2025	mcf	CAD	4,739	3.17	4,739	4.22	—	—	23,695	3.89	—	—
Q3 2025	mcf	CAD	4,739	3.17	4,739	4.22	—	—	23,695	3.89	—	—
Q4 2025	mcf	CAD	4,739	3.17	4,739	4.22	—	—	23,695	3.89	—	—
Q1 2026	mcf	CAD	4,739	3.17	4,739	4.22	—	—	23,695	3.89	—	—
Q2 2026	mcf	CAD	4,739	3.17	4,739	4.22	—	—	23,695	3.89	—	—
Q3 2026	mcf	CAD	4,739	3.17	4,739	4.22	—	—	23,695	3.89	—	—
Q4 2026	mcf	CAD	4,739	3.17	4,739	4.22	—	—	23,695	3.89	—	—
NYMEX Henry Hub
Q1 2024	mcf	USD	20,000	3.50	20,000	4.45	—	—	4,000	3.51	—	—
Q2 2024	mcf	USD	20,000	3.50	20,000	4.45	—	—	4,000	3.51	—	—
Q3 2024	mcf	USD	20,000	3.50	20,000	4.45	—	—	4,000	3.51	—	—
Q4 2024	mcf	USD	20,000	3.50	20,000	4.45	—	—	4,000	3.51	—	—
Q1 2025	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q2 2025	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q3 2025	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q4 2025	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q1 2026	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q2 2026	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q3 2026	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—
Q4 2026	mcf	USD	24,000	3.50	24,000	4.49	—	—	—	—	—	—

				Weighted		Weighted		Weighted		Weighted	Daily	Weighted
			Daily	Average	Daily	Average	Daily	Average	Daily	Average	Bought	Average
			Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Sold Swap	Sold Swap	Swap	Bought
	Unit	Currency	Volume	Price	Volume	Price	Volume	Price	Volume	Price	Volume	Swap Price
NBP
Q1 2024	mcf	EUR	4,913	41.03	4,913	84.26	—	—	—	—	—	—
Q2 2024	mcf	EUR	—	—	—	—	—	—	2,457	14.65	—	—
Q3 2024	mcf	EUR	—	—	—	—	—	—	2,457	14.65	—	—
TTF
Q1 2024	mcf	EUR	35,623	37.85	35,623	71.90	—	—	7,370	41.19	—	—
Q2 2024	mcf	EUR	7,278	25.96	7,278	45.76	—	—	30,709	14.08	—	—
Q3 2024	mcf	EUR	7,278	25.96	7,278	45.76	—	—	30,709	14.08	—	—
Q4 2024	mcf	EUR	4,913	13.19	4,913	18.32	—	—	34,394	15.13	—	—
Q1 2025	mcf	EUR	4,913	13.19	4,913	18.32	—	—	34,394	15.13	—	—
Q2 2025	mcf	EUR	—	—	—	—	—	—	17,197	14.40	—	—
Q3 2025	mcf	EUR	—	—	—	—	—	—	17,197	14.40	—	—
Q4 2025	mcf	EUR	—	—	—	—	—	—	12,284	13.51	—	—
Q1 2026	mcf	EUR	—	—	—	—	—	—	12,284	13.51	—	—
Q2 2026	mcf	EUR	—	—	—	—	—	—	9,827	9.67	—	—
Q3 2026	mcf	EUR	—	—	—	—	—	—	9,827	9.67	—	—
Buy TTF, Sell NBP Basis
Q1 2024	mcf	EUR	—	—	—	—	—	—	22,111	(0.26)	—	—
THE
Q4 2024	mcf	EUR	—	—	—	—	—	—	2,457	14.95	—	—
Q1 2025	mcf	EUR	—	—	—	—	—	—	2,457	14.95	—	—
Q2 2025	mcf	EUR	—	—	—	—	—	—	2,457	14.95	—	—
Q3 2025	mcf	EUR	—	—	—	—	—	—	2,457	14.95	—	—

VET Equity Swaps		Initial Share Price		Share Volume
Swap	Jan 2020 - Apr 2025	20.9788	CAD	2,250,000
Swap	Jan 2020 - Jul 2025	22.4587	CAD	1,500,000

Foreign		Monthly Bought Put		Weighted Average	Monthly Sold Call		Weighted Average	Monthly Sold Swap		Weighted Average
Exchange		Amount		Bought Put Price	Amount		Sold Call Price	Amount		Sold Swap Price
Collar	Jan 2024 - Dec 2024	4,000,000	USD	1.3600	4,000,000	USD	1.3963	—		—
Forward	Jan 2024 - Dec 2024	—		—	—		—	4,000,000	USD	1.3531

Summary of sold option instruments counterparties

The following sold option instruments allow the counterparties, at the specified date, to enter into a derivative instrument contract with Vermilion at the detailed terms:

					Weighted		Weighted		Weighted		Weighted
				Daily	Average		Average		Average	Daily Sold	Average
			Option Expiration	Bought Put	Bought Put	Daily Sold	Sold Call	Daily Sold	Sold Put	Swap	Sold Swap
Period if Option Exercised	Unit	Currency	Date	Volume	Price	Call Volume	Price	Put Volume	Price	Volume	Price
WTI
Oct 2024 - Sep 2025	bbl	USD	29-Mar-2024	—	—	—	—	—	—	1,000	80.00